ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables) - AirNet's VIEs	6 Months Ended
Jun. 30, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and VIE's

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands (“BVI”)	100
AirNet International Limited (“AirNet International”)	July 14, 2007	BVI	100
AirNet (China) Limited (“AN China”)	August 5, 2005	Hong Kong	100
One World Global Travel Inc. (“One World”)	February 29, 2024	the U.S.	100
Global International Travel Limited (“Global Travel”)	March 1, 2024	BVI	100
IGlobal Travel Limited (“IGlobal Travel”)	March 15, 2024	Hong Kong	100
Subsidiaries:
Blockchain Dynamics Limited(1)	January 11, 2021	Hong Kong	100
Energy Bytes Inc.(1)	January 21, 2022	United States	100
Yuehang Chuangyi Technology (Beijing) Co., Ltd. (“Chuangyi Technology”)	September 19, 2005	the PRC	100
Shenzhen Yuehang Information Technology Co., Ltd. (“Shenzhen Yuehang”)	June 6, 2006	the PRC	100
Xi’an Shengshi Dinghong Information Technology Co., Ltd. (“Xi’an Shengshi”)	December 31, 2007	the PRC	100
Beijing Youxing Technology Co., Ltd. (“Beijing Youxing”)	April 10, 2024	the PRC	100
Beijing Labaku Information Technology Co., Ltd. (“Beijing Labaku”)	May 14, 2024	the PRC	100
Beijing Suida Real Estate Development Co., Ltd. (“Beijing Suida”)	November 30, 2004	the PRC	100
VIEs:
Beijing Linghang Shengshi Advertising Co., Ltd. (“Linghang Shengshi”)	August 7, 2005	the PRC	N/A
Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”)	May 6, 2016	the PRC	N/A
Yuehang Sunshine Network Technology Group Co., Ltd. (“AirNet Online”)	April 30, 2015	the PRC	N/A
VIEs’ subsidiaries:
Beijing Yuehang Digital Media Advertising Co., Ltd. (“Beijing Yuehang”)	January 16, 2008	the PRC	N/A
Beijing AirNet Pictures Co., Ltd. (“AirNet Pictures”)	September 13, 2007	the PRC	N/A
Wenzhou Yuehang Advertising Co., Ltd. (“Wenzhou Yuehang”)	October 17, 2008	the PRC	N/A
Beijing Dongding Gongyi Advertising Co., Ltd. (“Dongding”)	February 1, 2010	the PRC	N/A
Guangzhou Meizheng Online Network Technology Co., Ltd. (“Guangzhou Meizheng”)	May 17, 2013	the PRC	N/A
Air Esurfing Information Technology Co., Ltd. (“Air Esurfing”)	September 25, 2013	the PRC	N/A
Wangfan Linghang Mobile Network Technology Co., Ltd. (“Linghang”)	April 23, 2015	the PRC	N/A
Beijing Wangfan Jiaming Pictures Co., Ltd. (“Wangfan Jiaming”)	December 31, 2015	the PRC	N/A
Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A
Beijing Wangfan Jiaming Advertising Co., Ltd. (“Jiaming Advertising”)	January 1, 2007	the PRC	N/A
Shandong Airmedia Cheweishi Network Technology Co., Ltd. (“Shangdong Cheweishi”)(2)	July 21, 2016	the PRC	N/A
Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A
Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”)	May 17, 2018	the PRC	N/A
Beijing Airport United Culture Media Co., Ltd. (“Airport United”)	June 19, 2018	the PRC	N/A
Yuehang Sunshine (Beijing) Asset Management Co., Ltd. (“Yuehang Asset”)	January 18, 2019	the PRC	N/A
Air Joy Media Private Limited (“Air Joy”)	November 15, 2019	Singapore	N/A
(1)	The two subsidiaries are to be disposed with the disposal of cryptocurrencies mining business in March 2024.
(2)	The subsidiary discontinued operations in January 2024.

Schedule of VIE's balance sheet amounts

The following financial statement information for AirNet’s VIEs were included in the accompanying unaudited condensed consolidated financial statements, presented net of intercompany eliminations:

	As of December 31,	As of June 30,
	2023	2024
		(Unaudited)
Total current assets	$40,336	$22,714
Total non-current assets	30,116	37,681

Total assets	70,452	60,395

Total current liabilities	171,625	272,310
Total non-current liabilities	8,842	3,611

Total liabilities	$180,467	$275,921

Schedule of VIE's income statement amounts

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
Net revenues	$538	$193
Net loss	(3,693)	(726)
Net cash provided by (used in) operating activities	1	(17,491)
Net cash provided by investing activities	—	27,101
Net cash (used in) provided by financing activities	(2,475)	228